Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

(a)	(b)	(c)	(d)	(e)
	Identity of issuer,
	Identity of issuer, borrower, lessor or	Description of investment including maturity date,
	similar party	rate of interest, collateral, par or maturity value	Cost	Current Value

Interest-Bearing Cash:
*	Schwab	Schwab Government Money Investment Fund SH	**	3,633

*	Personal Choice Retirement	Self-Directed Account	**	66,354,448
Common/Collective Trust Funds:
	T. Rowe Price	T. Rowe Price Retirement 2005 Trust C	**	12,747,613
	T. Rowe Price	T. Rowe Price Retirement 2010 Trust C	**	21,115,268
	T. Rowe Price	T. Rowe Price Retirement 2015 Trust C	**	42,341,613
	T. Rowe Price	T. Rowe Price Retirement 2020 Trust C	**	75,165,037
	T. Rowe Price	T. Rowe Price Retirement 2025 Trust C	**	132,308,319
	T. Rowe Price	T. Rowe Price Retirement 2030 Trust C	**	170,344,947
	T. Rowe Price	T. Rowe Price Retirement 2035 Trust C	**	192,443,933
	T. Rowe Price	T. Rowe Price Retirement 2040 Trust C	**	138,066,308
	T. Rowe Price	T. Rowe Price Retirement 2045 Trust C	**	111,729,471
	T. Rowe Price	T. Rowe Price Retirement 2050 Trust C	**	91,775,111
	T. Rowe Price	T. Rowe Price Retirement 2055 Trust C	**	60,705,203
	T. Rowe Price	T. Rowe Price Retirement 2060 Trust C	**	29,378,225
	T. Rowe Price	T. Rowe Price Retirement 2065 Trust C	**	13,684,019
	T. Rowe Price	T. Rowe Price Structured Research Fund C	**	103,794,430
	Northern Trust Investments, Inc.	NT S&P 500 Index Fund CL 3	**	162,642,096
	Arrowstreet	Arrowstreet International Equity ACWI Ex U.S. Fund	**	52,926,801
	GW&K	GW&K U.S. Small/Mid Cap Core Equity Fund	**	33,340,002
	Prudential	Prudential Core Plus Bond Fund	**	33,965,861
	State Street	State Street Real Asset NL C	**	16,977,252
	Galliard	Galliard Stable Return Fund E	**	64,925,445
Registered Investment Companies:
	Vanguard Funds	Vanguard Extended Market Index Institutional Fund	**	49,483,378
	Vanguard Funds	Vanguard Total Bond Market Index Fund	**	45,347,595
	Vanguard Funds	Vanguard Total International Stock Index Fund	**	29,227,446
Common Stock:
*	Service Corporation International	SCI Common Stock	**	168,031,558
Total Investments				$1,918,825,012
*	Participant Loans	Loans with interest rates of 4.25% to 9.50%		33,117,618
Schedule of Assets (Held at End of Year)				$1,951,942,630
*    Party-in-interest as defined by ERISA.
**    Cost omitted for participant directed investments.